Vanguard Ultra-Short Treasury ETF Annual Fund Operating Expenses - ETF [Member] - Vanguard Ultra-Short Treasury ETF - ETF Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.07%